Income Taxes (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	¥ 279,131	$ 40,203	¥ 196,843
Inventories	18,596	2,678	10,488
Employee benefits	26,943	3,881	21,071
Accrued warranty	126,144	18,169	118,532
Property, plant and equipment and fixed asset related subsidies	1,421,003	204,667	1,178,084
Net operating loss carryforwards	1,239,983	178,595	948,715
Investment loss	15,552	2,240	9,234
Provision for inventory purchase commitment	224,982	32,404	211,437		¥ 199,782
Total gross deferred income tax assets	3,352,334	482,837	2,694,404
Valuation allowance	(3,352,131)	(482,808)	(2,691,684)	$ (387,683)	¥ (1,311,342)	¥ (1,174,988)
Net deferred income tax assets	203	29	2,720
Gross deferred income tax liabilities:
Intangible assets	(8,804)	(1,268)	(8,804)
Withholding income tax	(4,215)	(607)	(4,093)
Total gross deferred income tax liabilities	(13,019)	(1,875)	(12,897)
Deferred income tax assets
Current deferred income tax assets			0
Non-current deferred income tax assets	203	29	2,720
Current deferred income tax liabilities	(4,215)	(607)	(4,093)
Non-current deferred income tax liabilities, included in other liabilities	(8,804)	(1,268)	(8,804)
Net deferred income tax liabilities	¥ (12,816)	$ (1,846)	¥ (10,177)